Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable (Tables)
Schedule of notes payable
	March 31, 2022	December 31, 2021
Unsecured notes
(a) Notes payable- $1,639,000 - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	310,000	310,000
(c) Note payable-EID loan	150,000	150,000

Secured notes payable
(d) Notes payable - in default	16,000	23,000
Total notes payable principal outstanding	2,115,000	2,122,000
Less current portion of notes payable, net of discount	(1,965,000)	(1,972,000)
Long term notes payable	$150,000	$150,000

	December 31, 2021	December 31, 2020
Unsecured notes
(a) Notes payable- $1,639,000 in default	$1,639,000	$1,699,000
(b) Notes payable issued by BST-in default	310,000	475,000
(c) Note payable-PPP loan	-	313,000
(d) Note payable-EID loan	150,000	150,000

Secured notes payable
(e) Notes payable - $23,000 in default at December 31, 2021	23,000	128,000
Total notes payable principal outstanding	2,122,000	2,765,000
Debt discount	-	(52,000)
Less current portion of notes payable, net of discount	(1,972,000)	(2,250,000)
Long term notes payable	$150,000	$463,000